Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Nature of Operations [Abstract]
Schedule of Financial Statements

In these financial statements, the terms below have the following definitions:

	Term	Definition
1	Backbone	Backbone Hosting Solutions Inc.
2	Volta	9159-9290 Quebec Inc.
3	Backbone Argentina	Backbone Hosting Solutions SAU
4	Backbone Paraguay	Backbone Hosting Solutions Paraguay SA
5	Backbone Mining	Backbone Mining Solutions LLC
6	Orion	Orion Constellation Technologies Inc.
7	Backbone Sharon	Backbone Sharon LLC
8	Backbone Paso Pe	D&N Ingenieria SA
9	Backbone Yguazu	Zunz SA
10	Backbone Paraguay LP	Bitfarms Paraguay LP
11	BTC	Bitcoin
12	BVVE	Blockchain Verification and Validation Equipment (primarily Miners and mining-related equipment)
13	MW	Megawatt
14	CAD	Canadian dollars
15	USD	U.S. dollars
16	ARS	Argentine Pesos